LEASES Q - Schedule of Lease Assets And Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Operating lease right-of-use assets	$ 9,222	$ 8,223
Operating lease liabilities	$ 11,308	$ 10,229
Weighted average remaining lease term	3 years 2 months 12 days	3 years 7 months 6 days
Weighted average discount rate	10.00%	10.00%